CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY / (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 867	$ 33,322,207	$ (49,385,387)	$ 19	$ 9	$ (16,062,285)
Beginning Balance, Shares at Dec. 31, 2011	866,571
Issuance of common stock for cash, Amount	4	144,237				144,241
Issuance of common stock for cash, Shares	4,114
Issuance of Series E preferred stock for cash		869,999				869,999
Conversion of preferred stock to common stock, Amount	17	(17)
Conversion of preferred stock to common stock, Shares	16,667
Stock for services, Amount	7	1,588,236				1,588,243
Stock for services, Shares	7,000
Adjustments related to acquisition of ProElite		2,106	(482,023)			(479,917)
Stock expense, value of warrants and options, Amount	9	3,284,346				3,284,355
Stock expense, value of warrants and options, Shares	9,000
Cancellation and reissue of shares, net, Shares	(213)
Reduction in shares accrued for issuance to former CEO, Amount	(22)	22
Reduction in shares accrued for issuance to former CEO, Shares	21,613
Shares issued in settlement of contract, Amount	8	117,910				117,918
Shares issued in settlement of contract, Shares	7,861
Shares issued as dividends on preferred stock, Amount	1	(1)
Shares issued as dividends on preferred stock, Shares	1,450
Impact of derivative liability		(999,999)				(999,999)
Net loss			(6,849,815)			(6,849,815)
Ending Balance,, Amount at Dec. 31, 2012	891	38,329,046	(56,717,225)	19	9	(18,387,260)
Ending Balance,, Shares at Dec. 31, 2012	890,837
Issuance of common stock for cash, Amount	143	427,358				427,501
Issuance of common stock for cash, Shares	142,501					142,501
Stock compensation, Amount	(8)	41,757				41,749
Stock compensation, Shares	(6,827)
Stock for services, Amount	2	10,498				10,500
Stock for services, Shares	1,500
Conversion of warrants to common stock, Amount	1,023	(1,023)
Conversion of warrants to common stock, Shares	1,023,264
Conversion of debt to common stock, Amount	577	2,915,922				2,916,500
Conversion of debt to common stock, Shares	576,331					12,486
Adjustments related to acquisition of ProElite		942,600	(1,584,350)			(641,750)
Stock expense, value of warrants and options, Amount		4,527,067				4,527,067
Shares issued in settlement of contract, Amount	2	31,998				32,000
Shares issued in settlement of contract, Shares	2,000
Shares issued as dividends on preferred stock, Amount	4	99,789				99,793
Shares issued as dividends on preferred stock, Shares	4,202
Net loss			(2,635,975)			(2,635,975)
Remove accrued dividends for Series E extinguishment		802,994				802,994
Remove accrued interest for notes exchanged for stock		63,602				63,602
Fair value charge for warrants retired		3,069,792				3,069,792
Conversion of Series D Preferred to common stock, amount	12	(12)		(19)		(19)
Conversion of Series D Preferred to common stock, shares	11,611
Conversion of Series E Preferred to common stock, amount	1,575	(1,575)			(9)	(9)
Conversion of Series E Preferred to common stock, shares	1,575,000
Shares issued for acquisition, amount	1,150	12,420,099				12,421,249
Shares issued for acquisition, shares	1,150,116
Issuance of shares for advisory agreements, amount	243	3,231,482				3,231,725
Issuance of shares for advisory agreements, shares	243,250
Issuance of shares to third party for assumption of liabilities, amount	200	479,099				479,299
Issuance of shares to third party for assumption of liabilities, shares	200,000
Ending Balance,, Amount at Dec. 31, 2013	$ 5,814	$ 67,390,493	$ (60,937,550)	$ 0	$ 0	$ 6,458,757
Ending Balance,, Shares at Dec. 31, 2013	5,813,785